EMPLOYEE BENEFIT LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFIT LIABILITIES, NET
Schedule of contributions and contributions for benefits represent defined contribution plans

	Year ended December 31,
	2021	2020
Expenses – defined contribution plan	$544	$429
b.Defined benefit plans:
Schedule of changes in the defined benefit obligation and fair value of plan assets

	2021	2020
Defined benefit obligation:
Balance as of January 1,	$1,080	$851
Current service cost	321	265
Payments	(46)	(128)
Net interest expense	26	26
Total expenses recognized in profit or loss for the period	301	163
Loss from remeasurement in other comprehensive loss – actuarial loss, net	85	53
Effect of changes in foreign exchange rates	8	13
Balance as of December 31,	1,474	1,080
Fair value of plan assets:
Balance as of January 1,	(71)	(59)
Net interest income	(2)	(2)
Gain from remeasurement in other comprehensive gain, net	(4)	(2)
Effect of changes in foreign exchange rates	(3)	(4)
Contributions	(4)	(4)
Balance as of December 31,	(84)	(71)
Net defined liability:
Balance as of January 1,	1,009	792
Current service cost	321	265
Payments	(46)	(128)
Net interest expense	24	24
Total expenses recognized in profit or loss for the period	299	161
Loss from remeasurement in other comprehensive loss – Actuarial loss, net	81	51
Effect of changes in foreign exchange rates	5	9
Contributions	(4)	(4)
Balance as of December 31,	$1,390	$1,009

	2021	2020

	%
Discount rate(*)	2.5 - 2.9	2.0 - 2.6
Expected rate of salary increase	5	5

Number of years
Life expectation at the age of 65	9.4 - 14.2	9.6 - 15.2
(*)	The discount rate is based on high-quality CPI-linked corporate bonds for the defined benefit obligation in Israel or high-quality USD corporate bonds for other countries.